Capital, Share Premium, Reserves	12 Months Ended
Dec. 31, 2022
Capital, Share Premium, Reserves
Capital, Share Premium, Reserves

15.Capital, Share Premium, Reserves

15.1.   Capital and share premium

The number of shares and the par value in the paragraph below take into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 500:1 was approved by the shareholders’ meeting. The tables and comments below reflect the number of shares after the share split of 500:1 as of January 1, 2020.

As part of the IPO on September 21, 2020, the Company incurred direct-attributable transaction costs of €6.5 million which have been deducted from the share premium.

As of December 31, 2022, the share capital of the Company amounts to €4.4 million represented by 25,846,279 shares, and the share premium amounts to €242.4 million (before deduction of the transaction costs).

As of December 31, 2021, the share capital of the Company amounts to €4.4 million represented by 25,772,359 shares, and the share premium amounts to €242.2 million (before deduction of the transaction costs).

Evolution of the share capital and share premium ended December 31, 2022 and 2021:

	Common	Total of	Par value	Share capital	Share premium
(Number of shares except otherwise stated)	shares	shares	(in EUR)	(in EUR 000)	(in EUR 000)
January 1, 2021	22,097,609	22,097,609	0.17	3,796	157,514
February 22, 2021 - Exercise warrants	10,000	10,000	0.17	2	50
June 23, 2021 - Exercise warrants	60,000	60,000	0.17	10	300
July 7, 2021 - IPO	2,835,000	2,835,000	0.17	487	71,355
July 9, 2021 - IPO	425,250	425,250	0.17	73	10,703
July 9, 2021 - Exercise warrants	10,000	10,000	0.17	2	118
September 10, 2021 - Exercise warrants	82,500	82,500	0.17	14	558
September 30, 2021 - Exercise warrants	27,000	27,000	0.17	5	135
October 11, 2021 - Exercise warrants	110,000	110,000	0.17	19	755
November 4, 2021 - Exercise warrants	90,000	90,000	0.17	15	585
November 25, 2021 - Exercise warrants	25,000	25,000	0.17	4	125
December 31, 2021	25,772,359	25,772,359	0.17	4,427	242,198
February 10, 2022 - Exercise warrants	25,000	25,000	0.17	4	125
June 8, 2022 - Capital increase in cash	38,920	38,920	0.17	7	—
September 30, 2022 - Exercise warrants	10,000	10,000	0.17	2	117
December 31, 2022	25,846,279	25,846,279	0.17	4,440	242,440

On February 22, 2021, pursuant to the exercise of warrants, the Company issued 10,000 new shares for an aggregate capital increase of €52,000 (including share premium).

On June 23, 2021, pursuant to the exercise of warrants, the Company issued 60,000 new shares for an aggregate capital increase of €310,000 (including share premium).

On July 7, 2021, the Company closed its initial public offering in the United States (the “Offering”) of 2,835,000 ordinary shares at a price to the public of US$30 per share for total gross proceeds of €85.1 million before deducting underwriting discounts and commissions and estimated offering expenses. In addition, the underwriters of the Offering exercised their option to purchase additional shares in full. The option to purchase additional shares granted to the underwriters was for the purchase of up to an additional 425,250 new ordinary shares, at the public offering price of US$30 per share, before underwriting discounts and commissions. On July 9, 2021, the Company closed the exercise of this option. This exercise brought the total gross proceeds of the Offering to US$97.8 million before deducting underwriting discounts and commissions and estimated offering expenses. As part of the IPO, the Company incurred direct-attributable transaction costs of €7.6 million which have been deducted from the share premium. The proceeds from the IPO net of transaction costs amounted to €75.0 million.

On July 9, 2021, pursuant to the exercise of warrants, the Company issued 10,000 new shares for an aggregate capital increase of €120,000 (including share premium).

On September 10, 2021, pursuant to the exercise of warrants, the Company issued 82,500 new shares for an aggregate capital increase of €0.6 million (including share premium).

On September 30, 2021, pursuant to the exercise of warrants, the Company issued 27,000 new shares for an aggregate capital increase of €140,000 (including share premium).

On October 11, 2021, pursuant to the exercise of warrants, the Company issued 110,000 new shares for an aggregate capital increase of €0.8 million (including share premium).

On November 4, 2021, pursuant to the exercise of warrants, the Company issued 90,000 new shares for an aggregate capital increase of €0.6 million (including share premium).

On November 25, 2021, pursuant to the exercise of warrants, the Company issued 25,000 new shares for an aggregate capital increase of €129,000 (including share premium).

On February 10, 2022, pursuant to the exercise of warrants, the Company issued 25,000 new shares for an aggregate capital increase of €129,000 (including share premium).

On June 8, 2022, the Company issued 38,920 new shares for an aggregate capital increase of €7,000 (there was no share premium).

On September 30, 2022, pursuant to the exercise of warrants, the Company issued 10,000 new shares for an aggregate capital increase of €119,000 (including share premium).

15.2.   Reserves

The reserves included the share-based payment reserve (see note 16), other comprehensive income and the retained loss. Retained loss is comprised of primarily of accumulated losses, other comprehensive income is comprised of currency translation reserves and remeasurements of post-employment benefit obligations.

The movement in other comprehensive income for the year ended December 31, 2022 and 2021 is detailed in the table below:

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2021	149	—	149
Currency translation differences	121	—	121
Remeasurements of post-employment benefit obligations	—	(68)	(68)
Total other comprehensive income at December 31, 2021	270	(68)	202
Currency translation differences	(96)	—	(96)
Remeasurements of post-employment benefit obligations	—	70	70
Total other comprehensive income at December 31, 2022	174	2	176